Property, equipment and software, net	12 Months Ended
Dec. 31, 2013
Property, equipment and software, net
Property, equipment and software, net

10.   Property, equipment and software, net

	December 31, 2012	December 31, 2013
	RMB	RMB
Office building	935,256,692	1,027,317,759
Office furniture	16,437,212	16,622,238
Computers & office equipment	127,977,849	140,989,743
Game servers	239,477,774	363,826,724
Motor vehicles	10,741,240	12,218,937
Office improvement	121,803,397	138,031,593
Leasehold improvement	68,731,096	75,646,121
Software	55,176,727	62,749,992

Total	1,575,601,987	1,837,403,107
Less: Accumulated depreciation	(369,116,568)	(483,662,595)

Net book value	1,206,485,419	1,353,740,512

        The depreciation expenses for property, equipment and software were RMB122,235,919, RMB123,749,329 and RMB132,442,355 for the years ended December 31, 2011, 2012 and 2013, respectively.